LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Operating Lease assets and lease Liabilities
	(in thousands)
	December 31,	December 31,
	2022	2021
Operating lease assets	$126	$204
Operating lease liabilities	$126	$204

Scheduled maturities of lease liability
(in thousands)
Operating
Leases
2023	107
2024	36
Total lease payments	143
Less: discount	(17)
Total operating lease liabilities	$126

Weighted average Reamining lease Term
December 31,
2022
Remaining lease term (years)	1.3
Discount rate	17.5%